Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2022	May 10, 2022	Mar. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Related Party Transaction [Line Items]
Sale of stock price per share	$ 0.95		$ 0.95			$ 1.29	$ 0.35
Common stock, shares issued	76,992,000	58,591,000	76,992,000	78,166,000
Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Related Party Transaction [Line Items]
Amount paid to related party	$ 100	$ 10
Mr. Paul Rosenbaum [Member]
Related Party Transaction [Line Items]
Sale of stock price per share					$ 0.13
Stacie Wilf [Member]
Related Party Transaction [Line Items]
Accounts payable								$ 80
Common stock, shares issued								500,000
Promissory Notes [Member] | Mr. Paul Rosenbaum [Member]
Related Party Transaction [Line Items]
Debt					$ 100
Promissory Notes [Member] | Unsecured Debt [Member] | Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Related Party Transaction [Line Items]
Amount paid to related party			$ 100
Secured notes payable	$ 700		$ 700